NJV
Nuveen New Jersey Municipal Value Fund
Portfolio of Investments    November 30, 2020
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	LONG-TERM INVESTMENTS – 102.0% (99.6% of Total Investments)
	MUNICIPAL BONDS – 102.0% (99.6% of Total Investments)
	Consumer Discretionary – 0.2% (0.2% of Total Investments)
$95	Middlesex County Improvement Authority, New Jersey, Senior Revenue Bonds, Heldrich Center Hotel/Conference Center Project, Series 2005A, 5.000%, 1/01/32	12/20 at 100.00	Caa3	$60,020
	Consumer Staples – 3.2% (3.2% of Total Investments)
	Tobacco Settlement Financing Corporation, New Jersey, Tobacco Settlement Asset-Backed Bonds, Series 2018A:
215	4.000%, 6/01/37	6/28 at 100.00	A-	248,476
305	5.250%, 6/01/46	6/28 at 100.00	BBB+	368,098
125	Tobacco Settlement Financing Corporation, New Jersey, Tobacco Settlement Asset-Backed Bonds, Series 2018B, 5.000%, 6/01/46	6/28 at 100.00	BB+	144,029
645	Total Consumer Staples			760,603
	Education and Civic Organizations – 16.8% (16.4% of Total Investments)
110	Camden County Improvement Authority, New Jersey, Lease Revenue Bonds, Rowan University School of Osteopathic Medicine Project, Refunding Series 2013A, 5.000%, 12/01/32	12/23 at 100.00	A	121,408
25	New Jersey Economic Development Authority, Charter School Revenue Bonds, Foundation Academy Charter School, Series 2018A, 5.000%, 7/01/38	1/28 at 100.00	BBB-	28,966
	New Jersey Economic Development Authority, Charter School Revenue Bonds, North Star Academy Charter School of Newark, Series 2017:
220	4.000%, 7/15/37	7/27 at 100.00	BBB-	236,907
25	5.000%, 7/15/47	7/27 at 100.00	BBB-	28,324
100	New Jersey Economic Development Authority, Charter School Revenue Bonds, Teaneck Community Charter School, Series 2017A, 5.125%, 9/01/52, 144A	9/27 at 100.00	BB	104,542
115	New Jersey Economic Development Authority, Revenue Bonds, The Seeing Eye Inc, Refunding Series 2015, 5.000%, 3/01/25	No Opt. Call	A	135,154
	New Jersey Economic Development Authority, Revenue Bonds, The Seeing Eye Inc, Refunding Series 2017:
15	5.000%, 6/01/32	12/27 at 100.00	A	18,112
20	3.000%, 6/01/32	12/27 at 100.00	A	20,863
45	New Jersey Economic Development Authority, Rutgers University General Obligation Lease Revenue Bonds, Tender Option Bond 2016-XF2357, Formerly Tender Option Bond Trust 3359, 17.903%, 6/15/46, 144A (IF) (4)	6/23 at 100.00	Aa3	66,553
145	New Jersey Educational Facilities Authority, Revenue Bonds, College of New Jersey, Refunding Series 2016F, 3.000%, 7/01/40	7/26 at 100.00	A	147,700
100	New Jersey Educational Facilities Authority, Revenue Bonds, Kean University, Refunding Series 2015H, 4.000%, 7/01/39 – AGM Insured	7/25 at 100.00	AA	107,994

NJV	Nuveen New Jersey Municipal Value Fund (continued)
Portfolio of Investments November 30, 2020
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Education and Civic Organizations (continued)
$50	New Jersey Educational Facilities Authority, Revenue Bonds, Montclair State University, Series 2014A, 5.000%, 7/01/44	7/24 at 100.00	A+	$55,182
	New Jersey Educational Facilities Authority, Revenue Bonds, Rider University, Series 2012A:
100	5.000%, 7/01/32	7/21 at 100.00	BB+	100,416
30	5.000%, 7/01/37	7/21 at 100.00	BB+	30,079
	New Jersey Educational Facilities Authority, Revenue Bonds, Rider University, Series 2017F:
5	3.750%, 7/01/37	7/27 at 100.00	BB+	4,436
100	4.000%, 7/01/42	7/27 at 100.00	BB+	88,579
100	5.000%, 7/01/47	7/27 at 100.00	BB+	100,945
75	New Jersey Educational Facilities Authority, Revenue Bonds, Seton Hall University, Series 2013D, 5.000%, 7/01/38	7/23 at 100.00	BBB+	79,603
	New Jersey Educational Facilities Authority, Revenue Bonds, Seton Hall University, Series 2016C:
435	3.000%, 7/01/41	7/26 at 100.00	BBB+	426,448
50	3.000%, 7/01/46	7/26 at 100.00	BBB+	47,498
25	4.000%, 7/01/46	7/26 at 100.00	BBB+	26,170
	New Jersey Educational Facilities Authority, Revenue Bonds, Stevens Institute of Technology, Series 2017A:
30	5.000%, 7/01/47	7/27 at 100.00	BBB+	34,298
200	4.000%, 7/01/47	7/27 at 100.00	BBB+	213,518
25	New Jersey Educational Facilities Authority, Revenue Bonds, The College of Saint Elizabeth, Series 2016D, 5.000%, 7/01/46	7/26 at 100.00	BB	25,217
265	New Jersey Higher Education Assistance Authority, Senior Student Loan Revenue Bonds, Refunding Series 2018A, 4.000%, 12/01/35 (AMT)	6/28 at 100.00	Aaa	285,010
100	New Jersey Higher Education Assistance Authority, Student Loan Revenue Bonds, Refunding Senior Series 2019A, 2.375%, 12/01/29	6/28 at 100.00	Aa1	100,012
200	New Jersey Higher Education Assistance Authority, Student Loan Revenue Bonds, Senior Lien Series 2017-1A, 4.000%, 12/01/40 (AMT)	12/26 at 100.00	Aaa	211,314
150	New Jersey Higher Education Assistance Authority, Student Loan Revenue Bonds, Senior Series 2019B, 3.250%, 12/01/39 (AMT)	6/28 at 100.00	Aa1	152,383
25	New Jersey Higher Education Assistance Authority, Student Loan Revenue Bonds, Senior Series 2020B, 3.500%, 12/01/39 (AMT)	12/28 at 100.00	Aa1	25,746
30	New Jersey Higher Education Assistance Authority, Student Loan Revenue Bonds, Series 2010-2, 5.000%, 12/01/30	12/20 at 100.00	Aaa	30,029
100	New Jersey Higher Education Assistance Authority, Student Loan Revenue Bonds, Series 2012-1B, 5.750%, 12/01/39 (AMT)	12/22 at 100.00	Aaa	107,127
80	New Jersey Higher Education Assistance Authority, Student Loan Revenue Bonds, Series 2013-1A, 4.000%, 12/01/28 (AMT)	12/22 at 100.00	Aaa	82,821
165	New Jersey Higher Education Assistance Authority, Student Loan Revenue Bonds, Series 2015-1A, 4.000%, 12/01/30 (AMT)	12/24 at 100.00	Aaa	174,900
160	New Jersey Higher Education Assistance Authority, Student Loan Revenue Bonds, Subordinate Series 2019C, 3.625%, 12/01/49 (AMT)	6/28 at 100.00	A2	162,725

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Education and Civic Organizations (continued)
$39	New Jersey Higher Education Assistance Authority, Student Loan Revenue Bonds, Tender Option Bond Trust 2015-XF0151, 11.712%, 12/01/23 (AMT), 144A (IF) (4)	12/22 at 100.00	AA	$44,275
200	New Jersey Institute of Technology, New Jersey, General Obligation Bonds, Series 2015A, 5.000%, 7/01/45	7/25 at 100.00	A1	228,578
60	Rutgers State University, New Jersey, Revenue Bonds, Tender Option Bond 2016-XF2356, Formerly Tender Option Bond Trust 3339, 18.063%, 5/01/43, 144A (IF) (4)	5/23 at 100.00	Aa3	87,696
3,719	Total Education and Civic Organizations			3,941,528
	Health Care – 14.7% (14.3% of Total Investments)
	Camden County Improvement Authority, New Jersey, Health Care Redevelopment Revenue Bonds, Cooper Health System Obligated Group Issue, Refunding Series 2014A:
105	5.000%, 2/15/25	2/24 at 100.00	BBB+	117,693
100	5.000%, 2/15/34	2/24 at 100.00	BBB+	109,651
105	Camden County Improvement Authority, New Jersey, Health Care Redevelopment Revenue Bonds, Cooper Health System Obligated Group Issue, Series 2013A, 5.750%, 2/15/42	2/23 at 100.00	BBB+	113,023
200	New Jersey Health Care Facilities Financing Authority, New Jersey, Revenue Bonds, Saint Peters University Hospital, Refunding Series 2011, 6.250%, 7/01/35	7/21 at 100.00	BB+	204,744
80	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, AHS Hospital Corporation, Refunding Series 2016, 4.000%, 7/01/41	1/27 at 100.00	AA-	89,798
230	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Barnabas Health, Refunding Series 2014A, 5.000%, 7/01/44	7/24 at 100.00	AA-	256,202
	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Hackensack Meridian Health Obligated Group, Refunding Series 2017A:
150	5.000%, 7/01/28	7/27 at 100.00	AA-	187,552
150	5.000%, 7/01/57	7/27 at 100.00	AA-	176,262
110	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Hunterdon Medical Center, Refunding Series 2014A, 4.000%, 7/01/45	7/24 at 100.00	A+	115,691
50	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Inspira Health Obligated Group Issue, Refunding Series 2016A, 4.000%, 7/01/41	7/26 at 100.00	AA-	55,590
360	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Inspira Health Obligated Group Issue, Series 2017A, 5.000%, 7/01/42 (UB) (4)	7/27 at 100.00	AA-	432,655
20	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Meridian Health System Obligated Group, Refunding Series 2011, 5.000%, 7/01/21	No Opt. Call	AA-	20,556
	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Princeton HealthCare System, Series 2016A:
25	5.000%, 7/01/32	7/26 at 100.00	AA	30,120
40	5.000%, 7/01/33	7/26 at 100.00	AA	48,030
30	5.000%, 7/01/34	7/26 at 100.00	AA	35,960
130	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Robert Wood Johnson University Hospital Issue, Series 2014A, 5.000%, 7/01/39	7/24 at 100.00	AA-	145,670
110	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Robert Wood Johnson University Hospital, Series 2013A, 5.500%, 7/01/43	7/23 at 100.00	AA-	120,883

NJV	Nuveen New Jersey Municipal Value Fund (continued)
Portfolio of Investments November 30, 2020
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Health Care (continued)
$100	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, RWJ Barnabas Health Obligated Group, Refunding Series 2016A, 5.000%, 7/01/43	7/26 at 100.00	AA-	$117,370
	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Saint Joseph's Healthcare System Obligated Group Issue, Refunding Series 2016:
10	3.000%, 7/01/32	7/26 at 100.00	BBB-	10,282
405	4.000%, 7/01/48	7/26 at 100.00	BBB-	427,968
100	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Saint Luke's Warren Hospital Obligated Group, Series 2013, 4.000%, 8/15/37	8/23 at 100.00	A-	104,867
	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, University Hospital Issue, Refunding Series 2015A:
130	4.125%, 7/01/38 – AGM Insured	7/25 at 100.00	AA	141,050
110	5.000%, 7/01/46 – AGM Insured	7/25 at 100.00	AA	123,173
	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Valley Health System Obligated Group, Series 2019:
50	4.000%, 7/01/44	7/29 at 100.00	A+	57,102
205	3.000%, 7/01/49	7/29 at 100.00	A+	212,726
3,105	Total Health Care			3,454,618
	Housing/Multifamily – 7.7% (7.5% of Total Investments)
55	New Jersey Economic Development Authority, Revenue Bonds, Provident Group - Kean Properties LLC - Kean University Student Housing Project, Series 2017A, 5.000%, 7/01/47	1/27 at 100.00	B	51,252
100	New Jersey Economic Development Authority, Revenue Bonds, Provident Group - Rowan Properties LLC - Rowan University Student Housing Project, Series 2015A, 5.000%, 1/01/48	1/25 at 100.00	Ba3	93,932
155	New Jersey Economic Development Authority, Revenue Bonds, West Campus Housing LLC - New Jersey City University Student Housing Project, Series 2015, 5.000%, 7/01/47	7/25 at 100.00	BB-	143,217
130	New Jersey Housing & Mortgage Finance Agency, Multifamily Conduit Revenue Bonds, Riverside Village Family Apartments Phase 1 Project, Series 2019F, 1.350%, 12/01/22	No Opt. Call	Aaa	133,006
120	New Jersey Housing and Mortgage Finance Agency, Multifamily Revenue Bonds, Series 2015A, 4.000%, 11/01/45	11/24 at 100.00	AA-	127,357
270	New Jersey Housing and Mortgage Finance Agency, Multifamily Revenue Bonds, Series 2016B, 3.600%, 11/01/40	11/25 at 100.00	AA-	287,374
435	New Jersey Housing and Mortgage Finance Agency, Multifamily Revenue Bonds, Series 2018A, 3.875%, 11/01/38	11/27 at 100.00	AA-	482,972
100	New Jersey Housing and Mortgage Finance Agency, Multifamily Revenue Bonds, Series 2019A, 2.900%, 11/01/39	11/28 at 100.00	AA-	107,422
	New Jersey Housing and Mortgage Finance Agency, Multifamily Revenue Bonds, Series 2019B:
175	1.375%, 11/01/21	No Opt. Call	AA-	176,250
200	1.500%, 5/01/23	No Opt. Call	AA-	203,774
1,740	Total Housing/Multifamily			1,806,556

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Housing/Single Family – 6.2% (6.0% of Total Investments)
	New Jersey Housing and Mortgage Finance Agency, Single Family Housing Revenue Bonds, Series 2018A:
$150	3.600%, 4/01/33	10/27 at 100.00	AA	$166,877
95	3.750%, 10/01/35	10/27 at 100.00	AA	106,624
85	New Jersey Housing and Mortgage Finance Agency, Single Family Housing Revenue Bonds, Series 2018B, 3.800%, 10/01/32 (AMT)	10/27 at 100.00	AA	94,394
720	New Jersey Housing and Mortgage Finance Agency, Single Family Housing Revenue Bonds, Series 2019C, 3.950%, 10/01/44 (UB) (4)	4/28 at 100.00	AA	793,771
290	New Jersey Housing and Mortgage Finance Agency, Single Family Housing Revenue Bonds, Series 2020E, 2.250%, 10/01/40	4/29 at 100.00	AA	293,581
1,340	Total Housing/Single Family			1,455,247
	Long-Term Care – 1.6% (1.5% of Total Investments)
35	New Jersey Economic Development Authority, Fixed Rate Revenue Bonds, Lions Gate Project, Series 2014, 5.250%, 1/01/44	1/24 at 100.00	N/R	34,311
140	New Jersey Economic Development Authority, Revenue Bonds, United Methodist Homes of New Jersey Obligated Group Issue, Refunding Series 2013, 5.000%, 7/01/34	7/23 at 100.00	BBB-	145,415
40	New Jersey Economic Development Authority, Revenue Bonds, United Methodist Homes of New Jersey Obligated Group Issue, Refunding Series 2014A, 5.000%, 7/01/29	7/24 at 100.00	BBB-	42,752
100	New Jersey Economic Development Authority, Revenue Bonds, White Horse HMT Urban Renewal LLC Project, Series 2020, 5.000%, 1/01/40, 144A	1/28 at 102.00	N/R	97,312
50	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Village Drive Healthcare Urban Renewal LLC, Series 2018, 5.750%, 10/01/38, 144A	10/26 at 102.00	N/R	46,268
365	Total Long-Term Care			366,058
	Tax Obligation/General – 9.8% (9.5% of Total Investments)
80	Cumberland County Improvement Authority, New Jersey, Guaranteed Lease Revenue Bonds, County Correctional Facility Project, Series 2018, 4.000%, 10/01/43 – BAM Insured	10/28 at 100.00	AA	93,315
	Harrison, New Jersey, General Obligation Bonds, Parking Utility Series 2018:
35	3.125%, 3/01/31 – BAM Insured	3/28 at 100.00	AA	38,908
30	3.250%, 3/01/32 – BAM Insured	3/28 at 100.00	AA	33,404
50	3.500%, 3/01/36 – BAM Insured	3/28 at 100.00	AA	55,696
100	Jersey City, New Jersey, General Obligation Bonds, Refunding General Improvement Series 2017A, 5.000%, 11/01/29	11/27 at 100.00	AA-	126,402
50	Mercer County, New Jersey, General Obligation Bonds, General Capital Improvement Open Space Farmland NotesSeries 2020A, 2.000%, 6/10/21	No Opt. Call	N/R	50,472
125	Middlesex County, New Jersey, General Obligation Bonds, Refunding Redevelopment Series 2017, 5.000%, 1/15/27	No Opt. Call	AAA	159,730
115	Monmouth County Improvement Authority, New Jersey, Governmental Pooled Loan Revenue Bonds, Series 2020A, 2.000%, 7/12/21	No Opt. Call	N/R	116,270
20	Montclair Township, Essex County, New Jersey, General Obligation Bonds, Refunding Parking Utility Series 2014A, 5.000%, 1/01/37	1/24 at 100.00	AAA	22,738

NJV	Nuveen New Jersey Municipal Value Fund (continued)
Portfolio of Investments November 30, 2020
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Tax Obligation/General (continued)
$100	Montclair Township, Essex County, New Jersey, General Obligation Bonds, Refunding School Series 2017B, 4.000%, 3/01/25	No Opt. Call	AAA	$116,039
	New Brunswick Parking Authority, Middlesex County, New Jersey, Guaranteed Parking Revenue Bonds, Refunding Series 2016A:
300	5.000%, 9/01/32 – BAM Insured	9/26 at 100.00	AA	356,943
140	5.000%, 9/01/39 – BAM Insured	9/26 at 100.00	AA	163,551
70	New Jersey State, General Obligation Bonds, Covid-19 Emergency Series 2020A, 4.000%, 6/01/32	No Opt. Call	A3	85,866
100	New Jersey State, General Obligation Bonds, Various Purpose Series 2020, 2.250%, 6/01/35	12/27 at 100.00	A3	100,063
200	Ocean City, New Jersey, General Obligation Bonds, General Improvement Series 2019, 2.250%, 9/15/33	9/26 at 100.00	AA	206,660
125	Sussex County, New Jersey, General Obligation Bonds, Series 2019, 3.000%, 6/01/27	6/26 at 100.00	AA+	139,811
150	Union County Utilities Authority, New Jersey, Resource Recovery Facility Lease Revenue Bonds, Covantan Union Inc Lessee, Refunding Series 2011B, 5.250%, 12/01/31 (AMT)	12/21 at 100.00	AA+	156,648
170	Union County Utilities Authority, New Jersey, Solid Waste System County Deficiency Revenue Bonds, Series 2011A, 5.000%, 6/15/41	6/21 at 100.00	Aaa	173,932
100	Union County, New Jersey, General Obligation Bonds, Bond Anticipation Notes Series 2020, 4.000%, 6/18/21	No Opt. Call	N/R	102,083
2,060	Total Tax Obligation/General			2,298,531
	Tax Obligation/Limited – 16.2% (15.9% of Total Investments)
245	Garden State Preservation Trust, New Jersey, Open Space and Farmland Preservation Bonds, Series 2005A, 5.750%, 11/01/28 – AGM Insured	No Opt. Call	AA	308,732
150	Hudson County Improvement Authority, New Jersey, County Secured Lease Revenue Bonds, Hudson County Vocational Technical Schools Project, Series 2016, 5.250%, 5/01/51	5/26 at 100.00	AA	179,420
	New Jersey Economic Development Authority, Cigarette Tax Revenue Refunding Bonds, Series 2012:
250	5.000%, 6/15/25	6/22 at 100.00	BBB	257,105
400	5.000%, 6/15/28	6/22 at 100.00	BBB	408,964
100	New Jersey Economic Development Authority, Lease Revenue Bonds, State House Project, Series 2017B, 4.500%, 6/15/40	12/28 at 100.00	Baa1	111,686
125	New Jersey Economic Development Authority, Revenue Bonds, Motor Vehicle Surcharge, Refunding Series 2017A, 3.375%, 7/01/30	7/27 at 100.00	BBB	126,326
2,170	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2009A, 0.000%, 12/15/39	No Opt. Call	Baa1	1,190,332
	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2011B:
180	5.500%, 6/15/31	6/21 at 100.00	Baa1	184,367
275	5.250%, 6/15/36	6/21 at 100.00	Baa1	281,066
50	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2012A, 5.000%, 6/15/42	6/22 at 100.00	Baa1	52,352

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Tax Obligation/Limited (continued)
$50	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2019A, 4.000%, 12/15/39	12/29 at 100.00	Baa1	$54,578
	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2019BB:
225	3.500%, 6/15/46	12/28 at 100.00	Baa1	225,067
100	4.000%, 6/15/50	12/28 at 100.00	Baa1	106,403
110	Union County Improvement Authority, New Jersey, General Obligation Lease Bonds, Juvenile Detention Center Facility Project, Tender Option Bond Trust 2015-XF1019, 24.154%, 5/01/30, 144A (IF) (4)	No Opt. Call	N/R	334,085
4,430	Total Tax Obligation/Limited			3,820,483
	Transportation – 15.9% (15.6% of Total Investments)
	Delaware River and Bay Authority, Delaware and New Jersey, Revenue Bonds, Series 2014A:
150	4.125%, 1/01/39	1/24 at 100.00	A1	160,568
200	5.000%, 1/01/44	1/24 at 100.00	A1	219,376
130	Delaware River and Bay Authority, Delaware and New Jersey, Revenue Bonds, Series 2019, 4.000%, 1/01/44	1/29 at 100.00	A1	148,509
540	Delaware River Joint Toll Bridge Commission, New Jersey and Pennsylvania, Bridge System Revenue Bonds, Series 2017, 5.000%, 7/01/47	7/27 at 100.00	A1	655,911
295	Delaware River Joint Toll Bridge Commission, New Jersey and Pennsylvania, Bridge System Revenue Bonds, Series 2019A, 5.000%, 7/01/28	No Opt. Call	A1	387,164
175	Delaware River Port Authority, New Jersey and Pennsylvania, Revenue Bonds, Series 2018A, 5.000%, 1/01/37	1/29 at 100.00	A+	218,678
295	Delaware River Port Authority, Pennsylvania and New Jersey, Revenue Refunding Bonds, Port District Project, Series 2012, 5.000%, 1/01/27	1/23 at 100.00	A	313,910
190	New Jersey Economic Development Authority, Private Activity Bonds, The Goethals Bridge Replacement Project, Series 2013, 5.625%, 1/01/52 (AMT)	1/24 at 100.00	BBB+	210,113
80	New Jersey Economic Development Authority, Special Facilities Revenue Bonds, Continental Airlines Inc, Series 2000A & 2000B, 5.625%, 11/15/30 (AMT)	3/24 at 101.00	Ba3	84,927
320	New Jersey Economic Development Authority, Special Facility Revenue Bonds, Port Newark Container Terminal LLC Project, Refunding Series 2017, 5.000%, 10/01/47 (AMT)	10/27 at 100.00	Ba1	349,126
255	New Jersey Turnpike Authority, Revenue Bonds, Refunding Series 2015E, 5.000%, 1/01/45	1/25 at 100.00	A+	290,065
315	Port Authority of New York and New Jersey, Consolidated Revenue Bonds, One Hundred Seventy Ninth Series 2013, 5.000%, 12/01/43	12/23 at 100.00	Aa3	348,422
250	South Jersey Transportation Authority, New Jersey, Transportation System Revenue Bonds, Refunding Series 2019A, 5.000%, 11/01/31 – AGM Insured	11/29 at 100.00	AA	322,785
30	South Jersey Transportation Authority, New Jersey, Transportation System Revenue Bonds, Series 2020A, 5.000%, 11/01/45	11/30 at 100.00	BBB+	36,932
3,225	Total Transportation			3,746,486

NJV	Nuveen New Jersey Municipal Value Fund (continued)
Portfolio of Investments November 30, 2020
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	U.S. Guaranteed – 4.7% (4.6% of Total Investments) (5)
	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Palisades Medical Center Obligated Group Issue, Refunding Series 2013:
$20	5.250%, 7/01/31 (Pre-refunded 7/01/23)	7/23 at 100.00	N/R	$22,372
85	5.250%, 7/01/31 (Pre-refunded 7/01/23)	7/23 at 100.00	N/R	95,901
75	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Saint Barnabas Health Care System, Refunding Series 2011A, 5.625%, 7/01/37 (Pre-refunded 7/01/21)	7/21 at 100.00	N/R	77,342
	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2011A:
75	6.000%, 6/15/35 (Pre-refunded 6/15/21)	6/21 at 100.00	Baa1	77,342
300	5.500%, 6/15/41 (Pre-refunded 6/15/21)	6/21 at 100.00	Baa1	308,565
	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2011B:
70	5.000%, 6/15/37 (Pre-refunded 6/15/21)	6/21 at 100.00	Baa1	71,811
450	5.000%, 6/15/42 (Pre-refunded 6/15/21)	6/21 at 100.00	Baa1	461,642
1,075	Total U.S. Guaranteed			1,114,975
	Utilities – 5.0% (4.9% of Total Investments)
300	Industrial Pollution Control Financing Authority of Cape May County (New Jersey), Pollution Control Revenue Refunding Bonds, 1991 Series A (Atlantic City Electric Company Project), 6.800%, 3/01/21 – NPFG Insured	No Opt. Call	A	304,623
215	New Jersey Economic Development Authority, Natural Gas Facilities Revenue Bonds, New Jersey Natural Gas Company Project, Refunding Series 2011A, 2.750%, 8/01/39	8/24 at 100.00	A1	219,521
100	New Jersey Economic Development Authority, Water Facilities Revenue Bonds, Middlesex Water Company, Series 2019, 4.000%, 8/01/59 (AMT)	8/29 at 100.00	A+	112,165
160	New Jersey Economic Development Authority, Water Facilities Revenue Bonds, New Jersey-American Water Company Inc Project, Refunding Series 2019A, 2.200%, 10/01/39 (AMT) (Mandatory Put 12/03/29)	12/29 at 100.00	A+	172,850
50	Salem County Pollution Control Financing Authority, New Jersey, Pollution Control Revenue Bonds, Chambers Project, Refunding Series 2014A, 5.000%, 12/01/23 (AMT)	No Opt. Call	BBB	52,422
300	Salem County Pollution Control Financing Authority, New Jersey, Revenue Bonds, Atlantic City Electric Company Project, Refunding Series 2020, 2.250%, 6/01/29	No Opt. Call	A	307,512
1,125	Total Utilities			1,169,093
$22,924	Total Long-Term Investments (cost $22,214,327)			23,994,198

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	SHORT-TERM INVESTMENTS – 0.4% (0.4% of Total Investments)
	MUNICIPAL BONDS – 0.4% (0.4% of Total Investments)
	Health Care – 0.4% (0.4% of Total Investments)
$100	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Virtua Health, Variable Rate Demand Obligations, Series 2009D, 0.090%, 7/01/43 (Mandatory Put 12/07/20) (6)	11/20 at 100.00	A-1+	$100,000
$100	Total Short-Term Investments (cost $100,000)			100,000
	Total Investments (cost $22,314,327) – 102.4%			24,094,198
	Floating Rate Obligations – (3.4)%			(810,000)
	Other Assets Less Liabilities – 1.0% (7)			238,711
	Net Asset Applicable to Common Shares – 100%			$23,522,909
Investments in Derivatives
Futures Contracts
Description	Contract Position	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)	Variation Margin Receivable/ (Payable)
U.S. Treasury 5-Year Note	Short	(27)	3/21	$(3,398,767)	$(3,402,844)	$(4,077)	$(844)
Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund's investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1  –     Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2  –     Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3  –     Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

NJV	Nuveen New Jersey Municipal Value Fund (continued)
Portfolio of Investments November 30, 2020
(Unaudited)
The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:
	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Municipal Bonds	$ —	$23,994,198	$ —	$23,994,198
Short-Term Investments:
Municipal Bonds	—	100,000	—	100,000
Investments in Derivatives:
Futures Contracts*	(4,077)	—	—	(4,077)
Total	$(4,077)	$24,094,198	$ —	$24,090,121

*	Represents net unrealized appreciation (depreciation).

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to common shares unless otherwise noted.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	For financial reporting purposes, the ratings disclosed are the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(4)	Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in inverse floating rate transactions.
(5)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest.
(6)	Investment has a maturity of greater than one year, but has variable rate and/or demand features which qualify it as a short-term investment. The rate disclosed, as well as the reference rate and spread, where applicable, is that in effect as of the end of the reporting period. This rate changes periodically based on market conditions or a specified market index.
(7)	Other assets less liabilities includes the unrealized appreciation (depreciation) of certain over-the-counter (“OTC”) derivatives as well as the OTC cleared and exchange-traded derivatives, when applicable.
144A	Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
AMT	Alternative Minimum Tax
IF	Inverse floating rate security issued by a tender option bond (“TOB”) trust, the interest rate on which varies inversely with the Securities Industry Financial Markets Association (SIFMA) short-term rate, which resets weekly, or a similar short-term rate, and is reduced by the expenses related to the TOB trust.
UB	Underlying bond of an inverse floating rate trust reflected as a financing transaction.